Nature of Business (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 26, 2018	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature Of Business
Accumulated deficit				$ (199,705,048)	$ (182,280,811)
Cash				9,361,270	14,055,777
Net Cash Provided by (Used in) Operating Activities				(18,846,528)	(16,950,408)	$ (12,918,313)
Net Income (Loss) Attributable to Parent				(17,424,237)	(17,081,617)	$ (16,846,203)
2020 Purchase Agreement
Nature Of Business
Gross proceeds from issuance	$ 30,000,000.0
Aspire Capital Fund LLC
Nature Of Business
Gross proceeds from issuance		$ 20,000,000.0
Aspire Capital Fund LLC | 2020 Purchase Agreement
Nature Of Business
Gross proceeds from issuance	$ 30,000,000.0		$ 30,000,000.0	2,000,001	6,000,000
Amount available under the share purchase commitment facility				$ 22,000,000	$ 30,000,000
Long-term Purchase Commitment, Period			30 months